INTANGIBLE ASSETS - Goodwill breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2015
INTANGIBLE ASSETS
Goodwill	R$ 23,062,421
Ajato Telecomunicacao Ltda.
INTANGIBLE ASSETS
Goodwill	149
Spanish e Figueira (merged with TDBH)
INTANGIBLE ASSETS
Goodwill	212,058
Santo Genovese Participacoes Ltda.
INTANGIBLE ASSETS
Goodwill	71,892
Telefonica Televisao Participacoes S.A.
INTANGIBLE ASSETS
Goodwill	780,693
Vivo Participacoes S. A.
INTANGIBLE ASSETS
Goodwill	9,160,488
GVT Participacoes S.A. ("GVTPart")
INTANGIBLE ASSETS
Goodwill	R$ 12,837,141	R$ 12,837,141